OTHER EQUITY AND RESERVES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Hedging reserve	$ (554)	$ (1,337)
Translation reserve	(11,305)	(10,700)
Merger reserve	(12,649)	(12,649)
Other reserves	$ (24,508)	$ (24,686)